As filed with the Securities and Exchange Commission on February 23, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21487

HELIOS STRATEGIC INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HELIOS STRATEGIC INCOME FUND, INC.

(Formerly RMK Strategic Income Fund, Inc.)

Portfolio of Investments (Unaudited)

December 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES—9.3%

Certificate—Backed Obligations—0.0%
Helios Series I Multi-Asset CBO Limited
Series 1A, Class C‡ (a) (c)	0.00	%#	12/13/36	$2,421	$0
MKP CBO I Limited
Series 4A, Class CS‡ (a) (c)	0.00	#	10/01/12	1,902	0

Total Certificate—Backed Obligations
(Cost—$2,962,764)					0

Collateralized Debt Obligations—7.0%
Aardvark ABS CDO
Series 2007-1A, Class SUB(c)	0.00	#	07/06/47	1,000	0
Acacia CDO Limited
Series 10A, Class SUB‡ (a) (c)	0.00	#	09/07/46	3,000	1
Aladdin CDO I Limited
Series 2006-3A, Class NOTE‡ (a) (c)	0.00	#	10/31/13	4,000	1
Asset Backed Securities Corp. Home Equity
Series 2002-HE3, Class M4(b)	5.70	†	10/15/32	2,307	460,995
Broderick CDO Limited
Series 2007-3A, Class D‡ (a) (c)	0.00	#	12/06/50	2,149	0
Cairn Mezzanine ABS CDO PLC
Series 2007-3A, Class SUB(c)	0.00	#	08/13/47	1,000	0
CDO Repack SPC Limited
Series 2006-BRGA, Class COM(c)	0.00	#	12/05/51	1,997	0
Duane Park I Limited‡ (a) (c)	0.00	#	06/27/16	1,750	0
Fiorente Funding Limited
Series 2006-1A, Class M1‡ (a) (c)	0.00	#	11/04/56	4,168	1
Fort Duquesne CDO Limited
Series 2006-1A, Class D‡ (a) (c)	0.00	#	10/26/46	1,498	0
Gulf Stream Atlantic CDO Limited
Series 2007-1A, Class SUB‡ (a) (c)	0.00	#	07/13/47	1,000	0
IXIS ABS CDO 1 Limited‡ (a) (c)	0.00		12/12/46	1,000	10
Knollwood CDO Limited
Series 2006-2A, Class E‡ (a) (c)	0.00	#	07/13/46	1,073	0
Series 2006-2A, Class SN(c)	0.00	#	07/13/46	3,000	0
Lancer Funding Limited
Series 2007-2A, Class A3‡ (a) (c)	0.00	#	07/15/47	4,917	1
Lincoln Avenue ABS CDO Limited
Series 1-A, Class D‡ (a) (c)	0.00	#	07/05/46	2,737	0
Linker Finance PLC
Series 16A, Class E‡ (a) (c)	0.00	#	05/19/45	2,000	20,000
Millstone CDO Limited
Series III-A, Class COMB(c)	0.00	#	07/05/46	2,982	0
Newbury Street CDO Limited
Series 2007-1A, Class D‡ (a) (c)	0.00	#	03/04/53	1,093	0
Orchid Structured Finance CDO Limited
Series 2006-3A, Class E‡ (a) (c)	0.00	#	01/06/46	2,091	0
Palmer Square PLC
Series 2A, Class CN‡ (a) (c)	0.00	#	11/02/45	3,000	0
Pasa Funding Limited
Series 2007-1A, Class D(c)	0.00	#	04/07/52	1,000	0
Sharps CDO
Series 2006-1A, Class D‡ (a) (c)	0.00	#	05/08/46	2,885	0
Squared CDO Limited
Series 2007-1A, Class C‡ (a) (c)	0.00	#	05/11/57	1,067	0
Steers Series 2007-A‡ (a) (c)	4.23	†	06/20/18	6,000	1,620,000

See notes to financial statements.

HELIOS STRATEGIC INCOME FUND, INC.

(Formerly RMK Strategic Income Fund, Inc.)

Portfolio of Investments (Unaudited)

December 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Webster CDO Limited
Series 2006-1, Class PS‡ (a) (c)	0.00	%#	04/13/47	$2	$0

Total Collateralized Debt Obligations
(Cost—$52,932,532)					2,101,009

Collateralized Loan Obligation—0.0%
Credit Genesis CLO 2005‡ (a) (c)
(Cost—$1,000,000)	0.00	†	06/23/10	1	8,000

Home Equity Loans—2.3%
Amresco Residential Securities Mortgage Loan Trust
Series 1999-1, Class B(b)	4.47	†	11/25/29	699	57,402
Fremont Home Loan Trust
Series 2004-4, Class M7(b)	2.19	†	03/25/35	341	23,926
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class M8‡ (a) (b) (c)	3.22	†	07/25/34	3,915	610,239
Meritage Asset Holdings NIM
Series 2005-2, Class N4‡ (a) (b) (c)	0.00	#	11/25/35	3,000	0
Terwin Mortgage Trust
Series 2005-7SL, Class B7‡ (a) (b) (c)	0.00	#	07/25/35	932	0
Series 2005-11, Class1B7‡ (a) (b) (c)	0.00	#	11/25/36	871	0
Terwin Mortgage Trust NIM
Series 2005-R1, Class A‡ (a) (b) (c)	0.00	#	12/28/36	3,000	0

Total Home Equity Loans
(Cost—$10,349,484)					691,567

Total ASSET-BACKED SECURITIES
(Cost—$67,244,780)					2,800,576

MORTGAGE-BACKED SECURITIES—6.9%

Collateralized Mortgage Obligations—6.9%
Citigroup Mortgage Loan Trust Inc.
Series 2006-AR9, Class 1M1	0.81	†	11/25/36	1,000	60,000
Countrywide Alternative Loan Trust
Series 2005-56, Class M4(c)	0.00	#	11/25/35	1,912	82,784
Series 2006-6CB, Class B4(c)	0.00	#	05/25/36	1,622	7,299
Countrywide Alternative Loan Trust NIM
Series 2006-OA11, Class N3‡ (a) (c)	0.00	#	09/25/46	945	51,219
Deutsche Mortgage Securities Inc.
Series 2006-RS1, Class N2‡ (a)	0.00	#	09/27/35	2,877	63,160
Greenwich Structured Adjustable Rate Mortgage Products
Series 2005-3A, Class N2‡ (a) (c)	2.00		06/27/35	2,934	440,038
Series 2005-4A, Class N2‡ (a) (c)	0.00		07/27/45	5,081	762,196
Harborview Mortgage Loan Trust
Series 2004-1, Class X(c)	0.00	#	04/19/34	4,315	123,627
Harborview NIM Corp.
Series 2006-8A, Class N5‡ (a) (c)	0.00	#	07/21/36	2,000	0
Series 2006-8, Class PS(c)	0.00		07/22/36	0	0
Series 2006-14, Class N4‡ (a) (c)	0.00	#	03/19/38	1,000	0
Series 2006-14, Class PS(c)	0.00		12/19/36	5,000	50
Indymac Index Mortgage Loan NIM Trust
Series 2006-AR6, Class PS‡ (a) (b) (c)	0.00	†	06/25/46	67	1
Long Beach Asset Holdings Corp. NIM Trust
Series 2005-WL1, Class N4‡ (a) (b) (c)	0.00	#	06/25/45	5,000	1
Mellon Residential Funding Corp.
Series 2004-TBC1, Class X‡ (a)	0.00	#	02/26/34	12,545	168,051

See notes to financial statements.

HELIOS STRATEGIC INCOME FUND, INC.

(Formerly RMK Strategic Income Fund, Inc.)

Portfolio of Investments (Unaudited)

December 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value
MORTGAGE-BACKED SECURITIES (continued)
Park Place Securities Inc.
Series 2005-WCW2, Class M10(b)	0.00	%#	07/25/35	$3,662	$16,591
Series 2005-WHQ3, Class M11(b)	0.00	#	06/25/35	594	1,566
Park Place Securities Inc. NIM Trust
Series 2005-WCW1, Class B‡ (a) (b) (c)	0.00	#	09/25/35	1,022	0
Residential Accredit Loans Inc.
Series 2006-QO8, Class M4(c)	0.00	#	10/25/46	3,001	23,107
Sail Net Interest Margin Notes
Series 2004-5A, Class B‡ (a) (b) (c)	0.00	#	06/27/34	117	0
Sharp SP I LLC NIM Trust
Series 2006-AHM3, Class N3‡ (a) (c)	0.00	#	10/25/46	1,000	39,726
Structured Asset Mortgage Investments Inc.
Series 2006-AR3, Class 1B1(c)	0.00	#	04/25/36	3,000	45,342
Structured Asset Securities Corp.
Series 1999-SP1, Class B(c)	9.00	†	05/25/29	733	73,273
Series 2003-BC1, Class B2(b)	9.00		05/25/32	1,379	120,518

Total Collateralized Mortgage Obligations
(Cost—$32,668,241)					2,078,549

Total MORTGAGE-BACKED SECURITIES
(Cost—$32,668,241)					2,078,549

HIGH YIELD CORPORATE BONDS—74.4%

Basic Industry—14.4%
ACE Hardware Corp.‡ (a)	9.13		06/01/16	500	330,000
Buckeye Technologies Inc.	8.50		10/01/13	500	425,000
Crown Americas LLC	7.75		11/15/15	500	497,500
Freeport McMoRan Copper & Gold	8.38		04/01/17	500	410,000
Georgia-Pacific Corp.	8.13		05/15/11	500	470,000
Momentive Performance	9.75		12/01/14	500	212,500
Mueller Water Products Inc.	7.38		06/01/17	500	340,000
National Oilwell Varco Inc. Series B	6.13		08/15/15	1,000	868,621
TRW Automotive Inc.‡ (a)	7.25		03/15/17	625	318,750
Tube City IMS Corp.	9.75		02/01/15	500	175,000
Westlake Chemical Corp.	6.63		01/15/16	500	290,000

Total Basic Industry
(Cost—$5,715,712)					4,337,371

Capital Goods—4.1%
Alliant Techsystems Inc.	6.75		04/01/16	500	450,000
Case Corp.	7.25		01/15/16	500	347,500
Terex Corp.	7.38		01/15/14	500	435,000

Total Capital Goods
(Cost—$1,472,478)					1,232,500

Consumer Cyclical—1.3%
Collective Brands Inc.	8.25		08/01/13	250	188,750
Ford Motor Credit Co.	7.00		10/01/13	250	172,732
General Motors Corp.	7.13		07/15/13	250	46,250

Total Consumer Cyclical
(Cost—$550,120)					407,732

Consumer Non-Cyclical—8.8%
Constellation Brands Inc.	7.25		05/15/17	500	472,500
Couche-Tard U.S. LP	7.50		12/15/13	625	493,750
Delhaize Group	6.50		06/15/17	1,000	907,994
Jarden Corp.	7.50		05/01/17	500	341,250

See notes to financial statements.

HELIOS STRATEGIC INCOME FUND, INC.

(Formerly RMK Strategic Income Fund, Inc.)

Portfolio of Investments (Unaudited)

December 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Stater Brothers Holdings	8.13%		06/15/12	$500	$452,500

Total Consumer Non-Cyclical
(Cost—$2,946,259)					2,667,994

Consumer Products—0.0%
Home Products International Inc.(c)
(Cost—$341,566)	0.00	#	10/01/12	342	0

Energy—14.7%
Chesapeake Energy Corp.	6.88		01/15/16	500	400,000
El Paso Corp.	6.88		06/15/14	500	403,658
MarkWest Energy Partners LP	8.75		04/15/18	500	310,000
Newfield Exploration Co.	6.63		09/01/14	500	410,000
Range Resources Corp.	7.50		05/15/16	500	433,750
SeaMetric International AS(c)	11.63		05/25/12	1,500	600,000
SESI LLC	6.88		06/01/14	625	481,250
Whiting Petroleum Corp.	7.25		05/01/13	625	443,750
Williams Companies Inc.‡ (a)	6.38		10/01/10	1,035	964,860

Total Energy
(Cost—$6,035,098)					4,447,268

Finance & Investment—1.0%
AssuranceAmerica Capital Trust I(c)	0.00	#	12/31/35	1,000	250,000
Catlin Insurance Company Limited‡ (a)	7.25	†	12/31/49	115	45,739

Total Finance & Investment
(Cost—$999,795)					295,739

Health Care—0.8%
McKesson Corp.
(Cost—$232,712)	5.25		03/01/13	250	231,981

Industrials—2.1%
Crown Cork & Seal Company Inc.	8.00		04/15/23	125	98,125
Jefferson Smurfit Corp.	8.25		10/01/12	500	85,000
Owens-Illinois Inc.	7.80		05/15/18	500	445,000

Total Industrials
(Cost—$1,066,050)					628,125

Media—2.5%
CCH I LLC / CCH I Capital Corp.	11.00		10/01/15	250	43,750
Charter Communications Operating LLC‡ (a)	8.38		04/30/14	500	382,500
Mediacom Broadband LLC	8.50		10/15/15	500	325,625

Total Media
(Cost—$1,137,119)					751,875

Retail-Drug Store—1.5%
CVS Caremark Corp.
(Cost—$444,070)	5.75		06/01/17	500	470,734

Services Cyclical—8.5%
AMC Entertainment Inc.	8.63		08/15/12	500	400,000
FireKeepers Development Authority‡ (a)	13.88		05/01/15	500	310,000
Gamestop Corp.	8.00		10/01/12	625	581,250
Iron Mountain Inc.	8.75		07/15/18	500	431,250
Pokagon Gaming Authority‡ (a)	10.38		06/15/14	500	430,000
Seneca Gaming Corp.	7.25		05/01/12	500	402,500

Total Services Cyclical
(Cost—$3,075,577)					2,555,000

See notes to financial statements.

HELIOS STRATEGIC INCOME FUND, INC.

(Formerly RMK Strategic Income Fund, Inc.)

Portfolio of Investments (Unaudited)

December 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)

Services Non-Cyclical—3.4%
ARAMARK Corp.	8.50%		02/01/15	$500	$452,500
HCA Inc.	9.25		11/15/16	625	573,437

Total Services Non-Cyclical
(Cost—$1,151,388)					1,025,937

Special Purpose Entities—0.2%
Fixed Income Pass-Through Trust 2007
Series 2007-C JPM, Class B‡ (a) (c)
(Cost—$1,708,383)	0.00	#	05/15/77	1,675	56,950

Technology & Electronics—4.1%
Flextronics International Limited	6.25		11/15/14	500	372,500
L-3 Communications Corp.	6.13		01/15/14	500	453,750
Sungard Data Systems Inc.	10.25		08/15/15	625	412,500

Total Technology & Electronics
(Cost—$1,582,556)					1,238,750

Telecommunications—7.0%
American Tower Corp.‡ (a)	7.00		10/15/17	500	445,000
Cincinnati Bell Inc.	8.38		01/15/14	500	385,000
Frontier Communications Corp.	6.25		01/15/13	500	425,000
Rogers Wireless Inc.	6.38		03/01/14	500	475,298
Windstream Corp.	7.00		03/15/19	500	385,000

Total Telecommunications
(Cost—$2,383,896)					2,115,298

Total HIGH YIELD CORPORATE BONDS
(Cost—$30,842,779)					22,463,254

MUNICIPAL SECURITIES—0.2%

Muni-Arizona—0.2%
Pima County Arizona Industrial Development Authority(d)	11.49		06/01/09	25	23,738
Pima County Arizona Industrial Development Authority(d)	12.66		06/01/10	35	29,571

Total Muni-Arizona
(Cost—$57,712)					53,309

Total MUNICIPAL SECURITIES
(Cost—$57,712)					53,309

				Shares
COMMON STOCKS—3.9%

Consumer Products—0.0%
Home Products International Inc.* (c)
(Cost—$1,251,710)				13,663	0

Diversified Manufacturing Operations—0.4%
General Electric Co.
(Cost—$134,183)				7,500	121,500

Finance & Investment—0.8%
FSI Realty Trust(c)				92,000	18,400
FSI Realty Trust‡ (a) (c)				26,200	5,240
Mid Country‡ (a) (c)				42,647	220,912

Total Finance & Investment
(Cost—$1,795,486)					244,552

See notes to financial statements.

HELIOS STRATEGIC INCOME FUND, INC.

(Formerly RMK Strategic Income Fund, Inc.)

Portfolio of Investments (Unaudited)

December 31, 2008

			Shares	Value
COMMON STOCKS (continued)

Gas-Distribution—0.4%
Southern Union Co.
(Cost—$94,229)			7,500	$97,800

Industrials—0.0%
Port Townsend Company Inc. * ‡ (a) (c)
(Cost—$583,898)			1,050	0

Steel-Producers—0.5%
United States Steel Corp.
(Cost—$140,055)			4,000	148,800

Telecommunications—1.8%
AT&T Inc.			5,000	142,500
Frontier Communications Corp.			10,000	87,400
Qwest Communications International Inc.			25,000	91,000
Verizon Communications Inc.			4,000	135,600
Windstream Corp.			10,000	92,000

Total Telecommunications
(Cost—$631,277)				548,500

Total COMMON STOCKS
(Cost—$4,630,838)				1,161,152

	Interest Rate	Maturity	Principal Amount (000s)
SHORT TERM INVESTMENTS—4.1%
State Street Euro Dollar Time Deposit
(Cost $1,250,361)	0.01%	01/02/09	$1,250	1,250,361

Total Investments—98.8%
(Cost—$136,694,711)				29,807,201

Other Assets in Excess of Liabilities—1.2%				369,085

NET ASSETS—100.0%				$30,176,286

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security – Interest Rate shown is the rate in effect as of December 31, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, the total value of all such investments was $7,292,596 or 24.17% of net assets.
(a)	—	Private Placement.
(b)	—	Investment in sub-prime security. As of December 31, 2008, the total value of all such investments was $1,291,239 or 4.28% of net assets.
(c)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of December 31, 2008, the total value of all such securities was $5,058,418 or 16.76% of net assets.
(d)	—	Zero Coupon Bond – Interest rate represents current yield to maturity.
ABS	—	Asset Backed Securities.
CBO	—	Certificate-Backed Obligations.
CDO	—	Collateralized Debt Obligation.
CLO	—	Collateralized Loan Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds’ investments carried at fair value:

	Investments in Securities
Valuation Inputs	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Level 1—Quoted Prices	$916,600	$916,600	$916,600	$916,600

Level 2—Other Significant Observable Inputs	6,456,873	3,309,197	3,563,424	5,268,898
Level 3—Significant Unobservable Inputs	33,068,664	25,630,696	27,854,613	23,621,703

Total	$40,442,137	$29,856,493	$32,334,637	$29,807,201

Other Financial Instruments*
Valuation Inputs	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Level 1—Quoted Prices	$—	$—	$—	$—

Level 2—Other Significant Observable Inputs	—	—	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—

Total	$—	$—	$—	$—

*	Other financial instruments include options, futures, forwards and swap contracts.

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Balance as of April 1, 2008	$64,930,271	$42,248,380	$69,393,904	$55,312,805
Net purchases/(sales) at cost	(4,467,260)	8,516,926	(6,168,667)	(6,829,935)
Realized gain/(loss)	(105,349,466)	(87,394,877)	(122,300,742)	(90,591,789)
Change in unrealized appreciation/(depreciation)	76,675,104	60,571,188	86,002,068	63,546,029
Accretion/(amortization)	62,813	29,927	56,908	4,755

Transfers in and/or out of Level 3	1,217,202	1,659,152	871,142	2,179,838

Balance as of December 31, 2008	$33,068,664	$25,630,696	$27,854,613	$23,621,703

Reverse Repurchase agreements: Under reverse repurchase agreements, the Funds sell securities and agree to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Funds have established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Funds may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Funds’ obligation to repurchase the securities, and the Funds’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

At December 31, 2008, the Helios Multi-Sector Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$137,000	Goldman Sachs, 6.50%, dated 12/05/08, maturity date 01/12/09	$137,940

	Maturity Amount, Including Interest Payable	$137,940

	Market Value of Assets Sold Under Agreements	$341,250

	Weighted Average Interest Rate	6.50%

The Helios Multi-Sector Funds average daily balance of reverse repurchase agreements outstanding during the three months ended December 31, 2008, was $68,373 at a weighted average interest rate of 6.01%. The maximum amount of reverse repurchase agreements outstanding at any time during the six month period was $178,500 as of October 5, 2008, which was 0.45% of total assets.

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2008 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Advantage Income Fund, Inc.	$168,164,685	$109,300	$(127,831,848)	$(127,722,548)
Helios High Income Fund, Inc.	117,741,599	35,830	(87,920,936)	(87,885,106)
Helios Multi-Sector High Income Fund, Inc.	170,266,303	83,678	(138,015,344)	(137,931,666)
Helios Strategic Income Fund, Inc.	137,404,798	79,089	(107,676,686)	(107,597,597)

Designation of Restricted Illiquid Securities

Helios Advantage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class SUB	0.00%	09/07/46	07/21/06	$1,914,575	$1	0.0%

Aladdin CDO I Limited Series 2006-3A, Class NOTE	0.00	10/31/13	09/01/06 - 06/27/07	2,284,447	0	0.0

Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/05/07 - 06/30/08	3,112,119	0	0.0

Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	1,937,361	914,384	2.3

Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3	0.00	09/25/46	10/04/06	883,299	47,173	0.1

Credit Genesis CLO 2005	0.00	06/23/10	06/17/05	3,000,000	24,000	0.1

Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2	0.00	09/27/35	01/31/07	4,818,055	105,266	0.3

Duane Park I Limited	0.00	06/27/16	12/11/07	1,777,006	1	0.0

Equifirst Mortgage Loan Trust NIM Notes Series 2004-3, Class B2	0.00	12/25/34	11/17/04	1,062,552	11,764	0.0

Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	1,708,752	56,950	0.1

FSI Realty Trust	—	—	04/26/07	283,100	5,960	0.0

Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	07/21/05	1,917,627	440,038	1.1

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios Advantage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00%	07/27/45	09/22/05	$3,696,176	$1,016,261	2.5%

Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	1,688,637	0	0.0

Harborview NIM Corp. Series 2006-14, Class N4	0.00	03/19/38	02/21/07	847,352	0	0.0

Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	885,501	0	0.0

Helios Series I Multi-Asset CBO Limited Series 1A, Class C	0.00	12/13/36	10/25/06	1,044,007	0	0.0

Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	1,820,859	1	0.0

IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	1,575,120	20	0.0

Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06 - 07/13/08	1,049,231	0	0.0

Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	4,491,518	1	0.0

Linker Finance PLC Series 16A, Class E	0.00	05/19/45	05/05/06	2,914,316	30,000	0.1

Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	10/28/05 - 01/24/06	4,608,640	1	0.0

Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/05	3,115,314	1	0.0

Mid Country	—	—	05/22/07	850,000	259,000	0.6

MKP CBO I Limited Series 4A, Class CS	0.00	10/01/12	02/24/05	3,837,516	0	0.0

Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	2/22/07 - 06/01/08	3,128,277	0	0.0

Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	6,075,547	1	0.0

Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B	0.00	09/25/35	08/01/05	1,901,613	0	0.0

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios Advantage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Port Townsend Company Inc.	—	—	10/18/07	$667,311	$0	0.0%

Sail Net Interest Margin Notes Series 2004-7A, Class B	0.00%	08/27/34	01/24/06	2,359,925	0	0.0

Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	0.00	10/25/46	10/12/06	1,000,000	39,726	0.1

Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	1,825,560	0	0.0

Soundview Home Equity Loan Trust Series 2005-2, Class B3	0.00	07/25/35	08/02/05	117,395	0	0.0

Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	1,021,840	0	0.0

Steers Series 2007-A	4.23	06/20/18	02/05/07 - 08/23/07	7,740,411	2,160,000	5.3

Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07 - 06/30/08	974,639	0	0.0

Terwin Mortgage Trust Series 2005-11, Class 1B7	0.00	11/25/36	10/04/05	1,210,036	0	0.0

Terwin Mortgage Trust Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	935,845	0	0.0

Terwin Mortgage Trust Series 2006-2HGS, Class A2	0.00	03/25/37	12/14/07	617,505	63,424	0.1

Terwin Mortgage Trust NIM Series 2005-R1, Class A	0.00	12/28/36	12/20/06	2,962,244	1	0.0

Tricadia CDO Limited Series 2006-5A, Class SUB	0.00	06/19/46	02/28/07	1,928,589	0	0.0

Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	1,800,000	0	0.0

					$5,173,974	12.8%

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class SUB	0.00%	09/07/46	07/21/06	$957,287	$0	0.0%

Aladdin CDO I Limited Series 2006-3A, Class NOTE	0.00	10/31/13	07/31/06 - 06/27/07	2,303,854	1	0.0

Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/05/07	2,074,746	0	0.0

Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	1,291,889	609,722	2.1

Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3	0.00	09/25/46	10/04/06	479,532	25,610	0.1

Credit Genesis CLO 2005	0.00	06/23/10	06/17/05	1,000,000	8,000	0.0

Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2	0.00	09/27/35	01/31/07	2,890,834	63,160	0.2

Duane Park I Limited	0.00	06/27/16	12/11/07	500,675	0	0.0

FSI Realty Trust	—	—	04/26/07	248,900	5,240	0.0

Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	1,708,752	56,950	0.2

Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	07/21/05	1,917,627	440,038	1.5

Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	07/27/45	09/22/05	2,772,177	762,196	2.6

Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	844,318	0	0.0

Harborview NIM Corp. Series 2006-14, Class N4	0.00	03/19/38	02/21/07	847,378	0	0.0

Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	885,501	0	0.0

Helios Series I Multi-Asset CBO Limited Series 1A, Class C	0.00	12/13/36	10/25/06	696,004	0	0.0

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios High Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00%	06/25/46	07/17/06	$1,820,859	$1	0.0%

IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	787,560	10	0.0

Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06 - 07/14/08	1,049,231	0	0.0

Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	05/24/07	3,593,214	1	0.0

Linker Finance PLC Series 16A, Class E	0.00	05/19/45	05/05/06	1,942,876	20,000	0.1

Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	10/28/05 - 01/24/06	4,610,552	1	0.0

Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/05	2,336,490	0	0.0

Mid Country	—	—	05/22/07	649,995	198,057	0.7

MKP CBO I Limited Series 4A, Class CS	0.00	10/01/12	02/24/05	1,918,758	0	0.0

Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	02/22/07	1,042,782	0	0.0

Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	3,037,777	1	0.0

Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B	0.00	09/25/35	08/01/05	950,806	0	0.0

Port Townsend Company Inc.	—	—	10/18/07	486,581	0	0.0

Sail Net Interest Margin Notes Series 2004-5A, Class B	0.00	06/27/34	07/02/04	114,058	0	0.0

Sail Net Interest Margin Notes Series 2004-7A, Class B	0.00	08/27/34	01/24/06	1,769,935	0	0.0

Sasco NIM Trust Series 2003-S, Class A	7.50	12/28/33	12/18/03	1,294,447	99,132	0.3

Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	1,825,560	0	0.0

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios High Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	0.00%	10/25/46	10/12/06	$1,000,000	$39,726	0.1%

Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	1,021,840	0	0.0

Steers Series 2007-A	4.23	06/20/18	02/05/07 - 08/23/07	5,826,684	1,620,000	5.5

Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	974,639	0	0.0

Terwin Mortgage Trust Series 2005-11, Class 1B7	0.00	11/25/36	10/04/05	641,587	0	0.0

Terwin Mortgage Trust Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	813,787	0	0.0

Terwin Mortgage Trust NIM Series 2005-R1, Class A	0.00	12/28/36	12/20/05	2,221,685	0	0.0

Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	1,800,000	0	0.0

					$3,947,846	13.4%

Helios Multi-Sector High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class SUB	0.00%	09/07/46	07/21/06	$1,914,575	$1	0.0%

Aladdin CDO I Limited Series 2006-3A, Class NOTE	0.00	10/31/13	07/31/06 - 06/27/07	3,470,236	1	0.0

Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/05/07	3,112,119	0	0.0

Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	125,195	60,853	0.2

Credit Genesis CLO 2005	0.00	06/23/10	07/20/06	2,970,000	24,000	0.1

Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2	0.00	09/27/35	01/31/07	6,745,276	147,373	0.5

Duane Park I Limited	0.00	06/27/16	12/11/07	1,001,350	0	0.0

Equifirst Mortgage Loan Trust NIM Notes Series 2004-3, Class N3	0.00	12/25/34	01/24/06	2,543,224	0	0.0

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios Multi-Sector High Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
FSI Realty Trust	—	—	04/26/07	$332,500	$7,000	0.0%

First Franklin Mortgage Loan NIM Series 2004-FFH4, Class N4	0.00%	01/21/35	01/24/06	3,037,282	0	0.0

Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	2,575,882	85,850	0.3

Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	02/10/06	4,025,394	946,081	2.9

Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	07/27/45	02/10/06	6,359,652	1,778,457	5.5

Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	1,688,637	0	0.0

Harborview NIM Corp. Series 2006-14, Class N4	0.00	03/19/38	02/21/07	847,352	0	0.0

Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	2,213,751	1	0.0

Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	1,820,859	1	0.0

Ischus CDO III Limited	0.00	07/03/46	06/13/07	610,000	0	0.0

IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	1,575,120	20	0.0

Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06	2,098,462	0	0.0

Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	3,593,214	1	0.0

Linker Finance PLC Series 16A, Class E	0.00	05/19/45	05/05/06	4,857,192	50,000	0.2

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios Multi-Sector High Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00%	06/25/45	01/24/06	$5,523,482	$1	0.0%

Meritage Asset Holdings NIM Series 2004-2, Class N6	0.00	01/25/35	01/24/06	195,647	0	0.0

Mid Country	—	—	05/22/07	899,997	274,235	0.8

Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	02/22/07	3,128,278	1	0.0

Port Townsend Company Inc.	—	—	10/18/07	672,750	0	0.0

Sail Net Interest Margin Notes Series 2004-7A, Class B	0.00	08/27/34	01/24/06	4,719,829	0	0.0

Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	1,825,560	0	0.0

Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	0.00	10/25/46	10/12/06	2,000,000	79,452	0.2

Soundview NIM Trust Series 2005-1N, Class N2	0.00	04/25/35	01/24/06	1,555,324	0	0.0

Soundview NIM Trust Series 2005-1N, Class N3	0.00	04/25/35	01/24/06	1,477,656	0	0.0%

Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	1,021,840	0	0.0

Steers Series 2007-A	4.23	06/20/18	02/05/07 - 08/23/07	8,740,026	2,430,000	7.5

Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	974,639	0	0.0

Terwin Mortgage Trust NIM Series 2006-R2, Class A	0.00	12/25/36	03/07/06	10,969,418	1	0.0

Tricadia CDO Limited Series 2006-5A, Class SUB	0.00	06/19/46	02/28/07	1,542,871	0	0.0

Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	3,150,000	0	0.0

					$5,883,329	18.2%

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios Strategic Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Acacia CDO Limited Series 10A, Class SUB	0.00%	09/07/46	07/21/06	$1,435,931	$1	0.0%

Aladdin CDO I Limited Series 2006-3A, Class NOTE	0.00	10/31/13	07/31/06 - 06/27/07	2,291,306	1	0.0

Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/05/07	2,074,746	0	0.0

Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	19,954	45,739	0.2

Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3	0.00	09/25/46	10/04/06	959,064	51,219	0.2

Credit Genesis CLO 2005	0.00	06/23/10	06/17/05	1,000,000	8,000	0.0

Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2	0.00	09/27/35	01/31/07	2,890,709	63,160	0.2

Duane Park I Limited	0.00	06/27/16	12/11/07	700,945	0	0.0

FSI Realty Trust	—	—	04/26/07	248,900	5,240	0.0

Fiorente Funding Limited Series 2006-1A, Class M1	0.00	11/04/56	12/01/06	3,634,446	1	0.0

Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	1,708,383	56,950	0.2

Fort Duquesne CDO Limited Series 2006-1A, Class D	0.00	10/26/46	03/05/07	1,177,139	0	0.0

Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	07/21/05	1,917,627	440,038	1.5

Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	07/27/45	09/22/05	2,772,131	762,196	2.5

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios Strategic Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00%	07/13/47	02/01/07	$844,318	$0	0.0%

Harborview NIM Corp. Series 2006-14, Class N4	0.00	03/19/38	02/21/07	848,621	0	0.0

Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	885,501	0	0.0

Helios Series I Multi-Asset CBO Limited Series 1A, Class C	0.00	12/13/36	10/25/06	1,044,006	0	0.0

Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	1,820,859	1	0.0

IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	787,560	10	0.0

Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06	1,049,231	0	0.0

Lake Country Mortgage Loan Trust Series 2006-HE1, Class M8	3.22	07/25/34	10/31/06	3,295,072	610,239	2.0

Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	4,491,518	1	0.0

Lincoln Avenue ABS CDO Limited Series 1-A, Class D	0.00	07/05/46	07/05/06	2,642,103	0	0.0

Linker Finance PLC Series 16A, Class E	0.00	05/19/45	05/05/06	1,942,876	20,000	0.1

Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	10/28/05 - 01/24/06	4,610,552	1	0.0

Mellon Residential Funding Corp. Series 2004-TBC1, Class X	0.00	02/26/34	07/19/04	841,760	168,051	0.6

Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/05	2,336,485	0	0.0

Mid Country	—	—	05/22/07	724,999	220,912	0.7

HELIOS FUNDS

(Formerly RMK Funds)

Notes to Financial Statements

December 31, 2008

Helios Strategic Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
MKP CBO I Limited Series 4A, Class CS	0.00%	10/01/12	02/24/05	$1,918,758	$0	0.0%

Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	02/22/05	1,042,759	0	0.0

Orchid Structured Finance CDO Limited Series 2006-3A, Class E	0.00	01/06/46	03/07/06	2,056,557	0	0.0

Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	3,037,776	0	0.0

Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B	0.00	09/25/35	08/01/05	950,807	0	0.0

Port Townsend Company Inc.	—	—	10/18/07	583,898	0	0.0

Sail Net Interest Margin Notes Series 2004-5A, Class B	0.00	06/27/34	07/02/04 - 07/06/04	114,057	0	0.0

Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	2,738,340	0	0.0

Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	0.00	10/25/46	10/12/06	1,000,000	39,726	0.1

Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	1,021,840	0	0.0

Steers Series 2007-A	4.23	06/20/18	02/05/07	5,826,684	1,620,000	5.4

Terwin Mortgage Trust Series 2005-11, Class 1B7	0.00	11/25/36	10/04/05	694,353	0	0.0

Terwin Mortgage Trust Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	813,787	0	0.0

Terwin Mortgage Trust NIM Series 2005-R1, Class A	0.00	12/28/36	12/20/05	2,221,685	0	0.0

Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	1,800,000	0	0.0

					$4,111,486	13.7%

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Strategic Income Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: February 20, 2009

by (Signature and Title):	/s/ Thomas F. Doodian
Thomas F. Doodian,
Treasurer

Date: February 20, 2009